Investment properties - Changes in investment properties (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Reconciliation of changes in investment property [abstract]
Beginning balance	₩ 472,768		₩ 387,707	₩ 389,495
Changes in investment property [abstract]
Acquisition	0		99,234	0
Disposal	(62,467)		0	(1,206)
Depreciation	(8,216)		(5,398)	(3,925)
Transfer	0		0	7,153
Transfer	42,344		(2,098)	0
Foreign currencies translation adjustments	6,409		(6,677)	(3,810)
Others	(50)		0	0
Ending balance	₩ 450,788	$ 304,999	₩ 472,768	₩ 387,707